LEASES	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
LEASES
NOTE 7 -	LEASES

During 2021 the Company start to provided to the Company’s customers leasing services of APU engines. The results are reported as part of the Company's activity in MRO services for aviation components. The revenues from the lease services amounted to $6.8 and $2.7 million for the years ended December 31, 2022 and 2021 respectively.

Lease commitments:

Limco-Piedmont leases some of its operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2030, certain leases contain renewal options as defined in the agreements.

TAT leases its factory in Gedera from TAT Industries until the end of 2024. In December 2021 the TAT and the landlord agreed on the settlement conditions which signed on January 10, 2022. Pursuant to such agreement, it was agreed that TAT will vacate the facility in Gedera on March 31, 2022. Due to the execution of such agreement, the Company wrote off operating ROU assets of $1.8 million and lease liability of $3.3 million as of December 31, 2021. Net income resulting from the write-off of such lease assets and liability was recognized as operating restructuring expenses.

The lease cost was as follows:

	Year ended December 31, 2022	Year ended December 31, 2021

Operating lease expenses	1,316	2,080

Supplemental cash flow information related to leases was as follows:

	Year ended December 31, 2022	Year ended December 31, 2021

Operating cash flows from operating leases	1,316	2,226
Right-of-use assets obtained in exchange for lease obligations (non-cash)	318	399

Supplemental balance sheet information related to operating leases is as follows:

	December 31, 2022	December 31, 2021
Operating Leases
Operating lease right-of-use assets	2,477	3,114

Current operating lease liabilities	904	1,169
Non-current operating lease liabilities	1,535	1,989
Total operating lease liabilities	2,439	3,158

Weighted Average Remaining Lease Term
Operating leases - Israel	2 years	2 years
Operating leases – United States	4 years	5 years
Weighted Average discount rate
Operating leases - Israel	4.5%	4.5%
Operating leases – United States	4.84%	4.84%

As of December 31, 2022, the maturities of lease liabilities were as follows:

Year	Amount
2023	938
2024	835
2025	454
2026	246
2027 and after	-
Total lease payments	2,473
Less imputed interest	(34)
Total	$2,439